Silver metals delivery agreement	12 Months Ended
Dec. 31, 2025
Disclosure of Silver Metals Delivery Agreement [Abstract]
Silver metals delivery agreement [Text Block]

11.  Silver metals delivery agreement

On December 19, 2024, as part of the consideration for the remaining 40% interest in the Galena Complex, the Company entered into a silver metals delivery agreement with Mr. Eric Sprott for monthly purchases and deliveries of 18,500 ounces of silver for 36 months starting in January 2026 (the "Silver Agreement"). As part of the Silver Agreement, outstanding indebtedness of $1.4 million from Mr. Eric Sprott related to the original joint venture agreement (see Note 21) will be used to offset the metals contract liability commencing with the initial monthly delivery starting in January 2026.

The fixed deliveries are recognized as a financial liability measured at fair value through profit or loss as the Company expects metal deliveries will be satisfied through external purchase of silver. A fair value of the metals contract liability of $19.8 million was determined at inception using forward commodity pricing curves at the end of the fiscal 2024. A $23.8 million loss to fair value on metals contract liability due to changes in forward commodity pricing curves was recorded during the year ended December 31, 2025 (2024: nil).

The following table summarizes the continuity of the Company’s net metals contract liability during the period discounted using a credit adjusted risk rate of 10.1% (2024: 12.1%):

Year
ended
December 31,
2025

Net silver liability, beginning of year	$18,193
Revision from liabilities to retained earnings	(3,625)
Revised net silver liability, beginning of year Revised (1)	14,568
Revaluation of metals liability	22,953
Net silver liability, end of year	$37,521

Current portion	$13,325
Non-current portion	24,196
$37,521

(1)   Previously the Company used a risk-free rate rather than a credit adjusted risk free rate in determining the fair value of the net silver liability. Approximately $3.6 million was revised from liabilities to retained earnings in fiscal 2024.